Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of revenues or accounts receivable	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Accounts Receivable [Member] | Successors [Member] | Customer A [Member]
Concentration Risk [Line Items]
Customers percentage	16.00%		25.00%
Accounts Receivable [Member] | Successors [Member] | Customer B [Member]
Concentration Risk [Line Items]
Customers percentage	22.00%		20.00%
Accounts Receivable [Member] | Successors [Member] | Customer C [Member]
Concentration Risk [Line Items]
Customers percentage	12.00%		16.00%
Accounts Receivable [Member] | Successors [Member] | Customer F [Member]
Concentration Risk [Line Items]
Customers percentage	14.00%		17.00%
Revenue [Member] | Successors [Member] | Customer A [Member]
Concentration Risk [Line Items]
Customers percentage	17.00%
Revenue [Member] | Successors [Member] | Customer B [Member]
Concentration Risk [Line Items]
Customers percentage	15.00%
Revenue [Member] | Successors [Member] | Customer F [Member]
Concentration Risk [Line Items]
Customers percentage	13.00%
Revenue [Member] | Predecessor [Member] | Customer A [Member]
Concentration Risk [Line Items]
Customers percentage		28.00%
Revenue [Member] | Predecessor [Member] | Customer B [Member]
Concentration Risk [Line Items]
Customers percentage		17.00%
Revenue [Member] | Predecessor [Member] | Customer C [Member]
Concentration Risk [Line Items]
Customers percentage		16.00%
Revenue [Member] | Predecessor [Member] | Customer D [Member]
Concentration Risk [Line Items]
Customers percentage		10.00%
Revenue [Member] | Predecessor [Member] | Customer F [Member]
Concentration Risk [Line Items]
Customers percentage		14.00%